Contractual Maturities of Assets and Liabilities and Off-Balance Sheet Commitments - Summary of Remaining Contractual Maturity (Detail) - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015
Assets
Cash and cash equivalents	$ 42,142	$ 32,599	$ 31,653	$ 40,295
Interest bearing deposits with banks	8,305	6,490
Securities	180,935	163,198
Securities borrowed or purchased under resale agreements	85,051	75,047
Loans
Residential mortgages	119,620	115,258
Consumer instalment and other personal	63,225	61,944
Credit cards	8,329	8,071
Business and government	194,456	175,067
Allowance for credit losses	(1,639)	(1,833)
Loans,net	383,991	358,507
Other Assets
Derivative instruments	26,204	28,951
Customers' liability under acceptances	18,585	16,546
Other	28,835	28,242
Other assets	73,624	73,739
Total Assets	774,048	709,580
Deposits
Deposits	522,051	479,792
Other liabilities
Derivative instruments	24,411	27,804
Acceptances	18,585	16,546
Securities sold but not yet purchased	28,804	25,163
Securities lent or sold under repurchase agreements	66,684	55,119
Current tax liabilities	50	125
Deferred tax liabilities	74	233
Securitization and structured entities' liabilities	25,051	23,054
Other	35,829	32,361
Total other liabilities	199,488	180,405
Subordinated debt	6,782	5,029
Total Equity	45,727	44,354	$ 42,328
Total Liabilities and Equity	774,048	709,580
Commitments to extend credit [Member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	141,434	127,055
Backstop liquidity facilities [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	5,627	5,044
Operating lease commitments [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	2,742	2,433
Securities lending [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	4,939	5,336
Purchase obligations [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	1,793	1,759
Banks [Member]
Deposits
Deposits	27,907	28,205
Business and governments [member]
Deposits
Deposits	313,300	283,276
Individuals [Member]
Deposits
Deposits	180,844	168,311
0 -1 month [member]
Assets
Cash and cash equivalents	41,162	31,641
Interest bearing deposits with banks	4,964	3,784
Securities	4,522	3,620
Securities borrowed or purchased under resale agreements	67,804	57,919
Loans
Residential mortgages	1,782	1,045
Consumer instalment and other personal	607	517
Business and government	13,088	13,379
Loans,net	15,477	14,941
Other Assets
Derivative instruments	2,040	1,701
Customers' liability under acceptances	16,529	14,179
Other	1,740	1,340
Other assets	20,309	17,220
Total Assets	154,238	129,125
Deposits
Deposits	43,072	40,214
Other liabilities
Derivative instruments	1,499	1,876
Acceptances	16,529	14,179
Securities sold but not yet purchased	28,804	25,163
Securities lent or sold under repurchase agreements	63,496	53,165
Securitization and structured entities' liabilities	1,044	10
Other	8,548	12,616
Total other liabilities	119,920	107,009
Total Liabilities and Equity	162,992	147,223
0 -1 month [member] | Commitments to extend credit [Member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	1,472	1,377
0 -1 month [member] | Operating lease commitments [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	34	31
0 -1 month [member] | Securities lending [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	4,939	5,336
0 -1 month [member] | Purchase obligations [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	56	42
0 -1 month [member] | Banks [Member]
Deposits
Deposits	16,966	12,462
0 -1 month [member] | Business and governments [member]
Deposits
Deposits	23,524	23,917
0 -1 month [member] | Individuals [Member]
Deposits
Deposits	2,582	3,835
1 - 3 Months [member]
Assets
Interest bearing deposits with banks	1,717	1,579
Securities	4,283	2,917
Securities borrowed or purchased under resale agreements	12,732	13,236
Loans
Residential mortgages	1,848	1,551
Consumer instalment and other personal	440	371
Business and government	5,921	7,352
Loans,net	8,209	9,274
Other Assets
Derivative instruments	3,385	3,748
Customers' liability under acceptances	1,988	2,263
Other	506	475
Other assets	5,879	6,486
Total Assets	32,820	33,492
Deposits
Deposits	44,718	39,626
Other liabilities
Derivative instruments	2,456	3,227
Acceptances	1,988	2,263
Securities lent or sold under repurchase agreements	2,249	1,644
Securitization and structured entities' liabilities	1,084	709
Other	5,568	2,536
Total other liabilities	13,345	10,379
Total Liabilities and Equity	58,063	50,005
1 - 3 Months [member] | Commitments to extend credit [Member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	3,610	2,302
1 - 3 Months [member] | Operating lease commitments [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	70	62
1 - 3 Months [member] | Purchase obligations [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	388	83
1 - 3 Months [member] | Banks [Member]
Deposits
Deposits	6,032	9,321
1 - 3 Months [member] | Business and governments [member]
Deposits
Deposits	32,231	25,224
1 - 3 Months [member] | Individuals [Member]
Deposits
Deposits	6,455	5,081
3-6 month [member]
Assets
Interest bearing deposits with banks	1,037	626
Securities	5,049	5,933
Securities borrowed or purchased under resale agreements	2,490	2,353
Loans
Residential mortgages	4,343	4,531
Consumer instalment and other personal	1,026	1,084
Business and government	7,126	6,454
Loans,net	12,495	12,069
Other Assets
Derivative instruments	1,645	1,580
Customers' liability under acceptances	65	104
Other	189	129
Other assets	1,899	1,813
Total Assets	22,970	22,794
Deposits
Deposits	31,866	27,314
Other liabilities
Derivative instruments	1,616	1,512
Acceptances	65	104
Securities lent or sold under repurchase agreements	8	290
Securitization and structured entities' liabilities	475	1,523
Other	44	517
Total other liabilities	2,208	3,946
Total Liabilities and Equity	34,074	31,260
3-6 month [member] | Commitments to extend credit [Member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	6,892	4,755
3-6 month [member] | Operating lease commitments [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	99	91
3-6 month [member] | Purchase obligations [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	153	128
3-6 month [member] | Banks [Member]
Deposits
Deposits	1,200	2,633
3-6 month [member] | Business and governments [member]
Deposits
Deposits	22,713	19,112
3-6 month [member] | Individuals [Member]
Deposits
Deposits	7,953	5,569
6-9 month [member]
Assets
Interest bearing deposits with banks	457	319
Securities	7,749	5,845
Securities borrowed or purchased under resale agreements	1,781	1,241
Loans
Residential mortgages	6,306	7,687
Consumer instalment and other personal	1,143	1,374
Business and government	6,779	6,169
Loans,net	14,228	15,230
Other Assets
Derivative instruments	1,012	1,229
Customers' liability under acceptances	3
Other	26	17
Other assets	1,041	1,246
Total Assets	25,256	23,881
Deposits
Deposits	23,739	19,055
Other liabilities
Derivative instruments	913	1,510
Acceptances	3
Securities lent or sold under repurchase agreements	931	20
Securitization and structured entities' liabilities	512	556
Other	34	43
Total other liabilities	2,393	2,129
Total Liabilities and Equity	26,132	21,184
6-9 month [member] | Commitments to extend credit [Member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	9,620	8,312
6-9 month [member] | Operating lease commitments [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	101	89
6-9 month [member] | Purchase obligations [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	155	124
6-9 month [member] | Banks [Member]
Deposits
Deposits	227	496
6-9 month [member] | Business and governments [member]
Deposits
Deposits	15,893	12,897
6-9 month [member] | Individuals [Member]
Deposits
Deposits	7,619	5,662
9-12 month [Member]
Assets
Interest bearing deposits with banks	112	182
Securities	4,943	3,625
Securities borrowed or purchased under resale agreements	191	249
Loans
Residential mortgages	4,769	6,201
Consumer instalment and other personal	943	1,285
Business and government	6,218	5,059
Loans,net	11,930	12,545
Other Assets
Derivative instruments	807	1,306
Other	6	11
Other assets	813	1,317
Total Assets	17,989	17,918
Deposits
Deposits	19,271	18,830
Other liabilities
Derivative instruments	639	1,206
Securitization and structured entities' liabilities	588	845
Other	184	239
Total other liabilities	1,411	2,290
Total Liabilities and Equity	20,682	21,120
9-12 month [Member] | Commitments to extend credit [Member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	11,345	14,560
9-12 month [Member] | Operating lease commitments [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	100	87
9-12 month [Member] | Purchase obligations [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	158	129
9-12 month [Member] | Banks [Member]
Deposits
Deposits	106	25
9-12 month [Member] | Business and governments [member]
Deposits
Deposits	8,629	10,806
9-12 month [Member] | Individuals [Member]
Deposits
Deposits	10,536	7,999
1-2 years [member]
Assets
Interest bearing deposits with banks	18
Securities	11,854	7,675
Securities borrowed or purchased under resale agreements	53	49
Loans
Residential mortgages	24,522	19,866
Consumer instalment and other personal	5,414	4,211
Business and government	19,543	17,948
Loans,net	49,479	42,025
Other Assets
Derivative instruments	3,407	3,272
Other	17	11
Other assets	3,424	3,283
Total Assets	64,828	53,032
Deposits
Deposits	34,154	25,620
Other liabilities
Derivative instruments	3,831	3,477
Securitization and structured entities' liabilities	4,912	3,931
Other	789	752
Total other liabilities	9,532	8,160
Total Liabilities and Equity	43,686	33,780
1-2 years [member] | Commitments to extend credit [Member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	21,056	21,985
1-2 years [member] | Operating lease commitments [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	358	329
1-2 years [member] | Purchase obligations [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	615	519
1-2 years [member] | Business and governments [member]
Deposits
Deposits	22,418	16,522
1-2 years [member] | Individuals [Member]
Deposits
Deposits	11,736	9,098
2-5 years [member]
Assets
Securities	32,480	22,842
Loans
Residential mortgages	64,636	65,547
Consumer instalment and other personal	19,910	20,845
Business and government	75,099	63,614
Loans,net	159,645	150,006
Other Assets
Derivative instruments	6,074	7,426
Other	20	131
Other assets	6,094	7,557
Total Assets	198,219	180,405
Deposits
Deposits	65,011	58,518
Other liabilities
Derivative instruments	6,335	6,885
Securitization and structured entities' liabilities	13,398	11,812
Other	4,455	154
Total other liabilities	24,188	18,851
Total Liabilities and Equity	89,199	77,369
2-5 years [member] | Commitments to extend credit [Member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	84,295	71,481
2-5 years [member] | Backstop liquidity facilities [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	5,627	5,044
2-5 years [member] | Operating lease commitments [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	770	712
2-5 years [member] | Purchase obligations [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	186	577
2-5 years [member] | Business and governments [member]
Deposits
Deposits	48,684	42,707
2-5 years [member] | Individuals [Member]
Deposits
Deposits	16,327	15,811
Over 5 years [member]
Assets
Securities	56,004	52,615
Loans
Residential mortgages	11,414	8,830
Consumer instalment and other personal	9,812	8,590
Business and government	12,247	11,380
Loans,net	33,473	28,800
Other Assets
Derivative instruments	7,834	8,689
Other	4,824	4,431
Other assets	12,658	13,120
Total Assets	102,135	94,535
Deposits
Deposits	15,514	17,787
Other liabilities
Derivative instruments	7,122	8,111
Securitization and structured entities' liabilities	3,038	3,668
Other	1,905	2,361
Total other liabilities	12,065	14,140
Subordinated debt	6,782	5,029
Total Liabilities and Equity	34,361	36,956
Over 5 years [member] | Commitments to extend credit [Member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	3,144	2,283
Over 5 years [member] | Operating lease commitments [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	1,210	1,032
Over 5 years [member] | Purchase obligations [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	82	157
Over 5 years [member] | Business and governments [member]
Deposits
Deposits	12,932	15,712
Over 5 years [member] | Individuals [Member]
Deposits
Deposits	2,582	2,075
No maturity [member]
Assets
Cash and cash equivalents	980	958
Securities	54,051	58,126
Loans
Consumer instalment and other personal	23,930	23,667
Credit cards	8,329	8,071
Business and government	48,435	43,712
Allowance for credit losses	(1,639)	(1,833)
Loans,net	79,055	73,617
Other Assets
Other	21,507	21,697
Other assets	21,507	21,697
Total Assets	155,593	154,398
Deposits
Deposits	244,706	232,828
Other liabilities
Current tax liabilities	50	125
Deferred tax liabilities	74	233
Other	14,302	13,143
Total other liabilities	14,426	13,501
Total Equity	45,727	44,354
Total Liabilities and Equity	304,859	290,683
No maturity [member] | Banks [Member]
Deposits
Deposits	3,376	3,268
No maturity [member] | Business and governments [member]
Deposits
Deposits	126,276	116,379
No maturity [member] | Individuals [Member]
Deposits
Deposits	$ 115,054	$ 113,181